Cover	Aug. 31, 2023
Cover [Abstract]
Entity Registrant Name	Solitron Devices, Inc.
Entity Central Index Key	0000091668
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 31, 2023
Entity File Number	001-04978
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	22-1684144
Entity Address Address Line 1	901 Sansburys Way
Entity Address City Or Town	West Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33411
City Area Code	561
Local Phone Number	848-4311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Solitron Devices, Inc. (the “Company” or “we” or “us”) filed a Current Report on Form 8-K, with the Securities and Exchange Commission on September 5, 2023 (the “Original Filing”) to report the completion of its acquisition of substantially all of the common stock of Micro Engineering, Inc.(“MEI”), pursuant to a Stock Purchase Agreement, dated August 31, 2023, by and between the Company and the shareholders of MEI. In the Original Filing, we stated that required financial statements and pro forma financial information would be filed by amendment within seventy-one (71) calendar days from the date that the Original Filing was required to be filed. This Form 8-K/A is being filed to amend Item 9.01 of the Original Filing to provide the required financial statements and pro forma financial information described under Item 9.01 below. No other amendments are being made to the Original Filing.